Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions

4. Party-in-Interest Transactions

Transactions in shares of the Company’s common stock qualify as party-in-interest transactions under the provisions of ERISA. During the Plan year ended December 31, 2025, the Plan purchased or received approximately $5,406,000 and sold or distributed approximately $8,861,000 of the Company’s common stock.

Certain Plan assets are invested in funds managed by the trustee. Consequently, transactions with the trustee qualify as party-in-interest transactions for which a statutory exemption exists.